Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Summary of Change in Administrative Budget Account

The following table presents the change in the administrative budget account for the years ended December 31, 2025 and 2024:

	2025	2024

Balance at January 1,	$13,615	$12,964
Gain	550	651
Balance at December 31,	$14,165	$13,615